Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000054090 | Communication Services
Holdings [Line Items]
Percent of Net Long Exposure	3.80%
Percent of Net Short Exposure	4.00%
C000054090 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Long Exposure	12.90%
Percent of Net Short Exposure	12.90%
C000054090 | Consumer Staples
Holdings [Line Items]
Percent of Net Long Exposure	2.40%
Percent of Net Short Exposure	2.50%
C000054090 | Energy
Holdings [Line Items]
Percent of Net Long Exposure	3.50%
Percent of Net Short Exposure	3.40%
C000054090 | Financials
Holdings [Line Items]
Percent of Net Long Exposure	19.40%
Percent of Net Short Exposure	19.30%
C000054090 | Health Care
Holdings [Line Items]
Percent of Net Long Exposure	13.90%
Percent of Net Short Exposure	13.90%
C000054090 | Industrials
Holdings [Line Items]
Percent of Net Long Exposure	14.40%
Percent of Net Short Exposure	14.00%
C000054090 | Information Technology
Holdings [Line Items]
Percent of Net Long Exposure	10.40%
Percent of Net Short Exposure	10.30%
C000054090 | Materials
Holdings [Line Items]
Percent of Net Long Exposure	5.10%
Percent of Net Short Exposure	4.80%
C000054090 | Real Estate
Holdings [Line Items]
Percent of Net Long Exposure	6.90%
Percent of Net Short Exposure	7.00%
C000054090 | Utilities
Holdings [Line Items]
Percent of Net Long Exposure	3.40%
Percent of Net Short Exposure	3.30%
C000054090 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Long Exposure	3.90%
Percent of Net Short Exposure	4.60%
C000054091 | Communication Services
Holdings [Line Items]
Percent of Net Long Exposure	3.80%
Percent of Net Short Exposure	4.00%
C000054091 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Long Exposure	12.90%
Percent of Net Short Exposure	12.90%
C000054091 | Consumer Staples
Holdings [Line Items]
Percent of Net Long Exposure	2.40%
Percent of Net Short Exposure	2.50%
C000054091 | Energy
Holdings [Line Items]
Percent of Net Long Exposure	3.50%
Percent of Net Short Exposure	3.40%
C000054091 | Financials
Holdings [Line Items]
Percent of Net Long Exposure	19.40%
Percent of Net Short Exposure	19.30%
C000054091 | Health Care
Holdings [Line Items]
Percent of Net Long Exposure	13.90%
Percent of Net Short Exposure	13.90%
C000054091 | Industrials
Holdings [Line Items]
Percent of Net Long Exposure	14.40%
Percent of Net Short Exposure	14.00%
C000054091 | Information Technology
Holdings [Line Items]
Percent of Net Long Exposure	10.40%
Percent of Net Short Exposure	10.30%
C000054091 | Materials
Holdings [Line Items]
Percent of Net Long Exposure	5.10%
Percent of Net Short Exposure	4.80%
C000054091 | Real Estate
Holdings [Line Items]
Percent of Net Long Exposure	6.90%
Percent of Net Short Exposure	7.00%
C000054091 | Utilities
Holdings [Line Items]
Percent of Net Long Exposure	3.40%
Percent of Net Short Exposure	3.30%
C000054091 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Long Exposure	3.90%
Percent of Net Short Exposure	4.60%